SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivative assets	$ 371	$ 1,901
Liabilities
Derivative Liabilities	(942)	(329)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market mutual funds [Member]
Assets
Cash equivalents	27	175
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Derivative assets	371	1,901
Liabilities
Contingent Consideration	995	0
Derivative Liabilities	(942)	(329)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Assets
Short-term marketable securities	7,077	10,751
Long-term marketable securities	0	8,647
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Governmental bonds [Member]
Assets
Short-term marketable securities	0	477
Long-term marketable securities	0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Redeemable Non-Controlling Interest	$ 7,903	$ 7,869